Income Taxes (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
Income taxes, current		$ 6,802,510	$ 5,267,157	$ 6,448,961
Income taxes, deferred		(1,574,610)	(2,598,712)	(2,058,457)
Income tax provision		$ 5,227,900	$ 2,668,445	$ 4,390,504
Current income tax of Mexican companies to the total current income taxes (as a percent)		93.00%	95.00%	91.00%
Corporate income tax rate (as a percent)		30.00%	30.00%	30.00%
Minimum
Income Taxes
Annual withholding tax rate		0.97%
Maximum
Income Taxes
Annual withholding tax rate		1.45%
Changes in tax rates or tax laws enacted or announced
Income Taxes
Corporate income tax rate (as a percent)	30.00%